Initial Public Offering - Additional Information (Detail) - USD ($)		4 Months Ended	7 Months Ended	9 Months Ended
	Aug. 17, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offer gross		$ 575,000,000	$ 575,000,000
Ordinary Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period new issues shares			57,500,000	57,500,000
Proceeds from initial public offer gross			$ 575,000,000	$ 575,000,000
Class of warrants or rights number of securities called by each warrant or right	1
Class of warrants or rights exercise price of warrants or rights	$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period new issues shares	57,500,000
Sale of stock issue price per share	$ 10.00		$ 10.00	$ 10.00
Proceeds from initial public offer gross	$ 575,000,000.0		$ 575,000,000.0	$ 575,000,000.0
Stock issuance costs	32,400,000
Deferred underwriting commissions payable current	$ 20,100,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period new issues shares	7,500,000
Sale of stock issue price per share	$ 10.00